Average Annual Total Returns (Global X MLP ETF (Prospectus Summary), Global X MLP ETF)	0 Months Ended
Jan. 30, 2015
Global X MLP ETF (Prospectus Summary) | Global X MLP ETF
Average Annual Return:
Label	Solactive MLP Infrastructure Index